THE PIONEER GROUP, INC.
           60 State Street
           Boston, MA 02109-1820
           617-742-7825

[Pioneer logo]


                                                 May 5, 1998

VIA ELECTRONIC TRANSMISSION

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, NW
Washington, DC  20549

Re:           Pioneer Growth Shares (the "Fund")
              (File Nos. 2-28274 and 811-01604)
              CIK NO. 0000069404

Ladies and Gentlemen:

              Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, I certify that the forms of prospectus and statement of additional information that would have been filed under paragraph (c) of Rule 497 do not differ from that contained in Post-Effective Amendment No. 58 (the "Amendment") to the Fund's registration statement on Form N-1A filed electronically (Accession No. 0001016964-98-000039) on April 30, 1998. Please note that prospectus supplements were filed simultaneously with the Amendment pursuant to Rule 497(c).

              If you have any questions about this certification, please contact me at (617) 422-4966 (collect).

                                                 Very truly yours,



                                                 /s/ Mark Pietkiewicz
                                                 Mark Pietkiewicz
                                                 Senior Legal Product Manager

cc:           Ms. Tracey Howard
              Mr. Joseph P. Barri
              Mr. Mark P. Goshko
              Mr. Timothy Silva

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Pioneering Management Corporation            Pioneer Capital Corporation
Pioneer Funds Distributor, Inc.              Teberebie Goldfields Limited
Pioneering Services Corporation              Pioneer Metals and Technology, Inc.